UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08426

ALLIANCEBERNSTEIN INTERNATIONAL GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: June 30, 2014

Date of reporting period: March 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein International Growth Fund

Portfolio of Investments

March 31, 2014 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.0%
Financials - 26.1%
Capital Markets - 8.8%
Aberdeen Asset Management PLC	1,617,890	$10,544,748
Azimut Holding SpA	254,517	9,092,188
Partners Group Holding AG	61,175	17,183,281
UBS AG(a)	666,320	13,788,398

		50,608,615

Commercial Banks - 6.8%
Credicorp Ltd.	54,040	7,453,197
HSBC Holdings PLC	767,629	7,772,565
Kasikornbank PCL (NVDR)	762,000	4,193,310
Sberbank of Russia (Sponsored ADR)(b)	380,041	3,713,000
Sumitomo Mitsui Financial Group, Inc.	203,800	8,735,669
UniCredit SpA	838,960	7,668,965

		39,536,706

Diversified Financial Services - 1.4%
IG Group Holdings PLC	755,951	7,914,763

Insurance - 6.0%
AIA Group Ltd.	3,570,000	16,979,455
Prudential PLC	834,000	17,659,497

		34,638,952

Real Estate Management & Development - 1.1%
Global Logistic Properties Ltd.	3,169,000	6,687,978

Thrifts & Mortgage Finance - 2.0%
Housing Development Finance Corp.	771,240	11,378,926

		150,765,940

Consumer Discretionary - 16.2%
Automobiles - 2.9%
Nissan Motor Co., Ltd.	1,044,000	9,305,513
Volkswagen AG (Preference Shares)	28,554	7,403,932

		16,709,445

Diversified Consumer Services - 0.9%
Kroton Educacional SA	245,600	5,401,252

Hotels, Restaurants & Leisure - 1.4%
Melco Crown Entertainment Ltd. (ADR)(a)	205,370	7,937,550

Household Durables - 1.0%
Panasonic Corp.	477,600	5,431,788

Media - 1.4%
Naspers Ltd. - Class N	74,601	8,220,508

Multiline Retail - 2.1%
Golden Eagle Retail Group Ltd.	2,489,000	3,441,987
Matahari Department Store Tbk PT(a)	4,287,500	5,270,850
Poundland Group PLC(a)	561,971	3,560,182

		12,273,019

Company	Shares	U.S. $ Value
Specialty Retail - 2.1%
Belle International Holdings Ltd.	3,412,000	$3,393,388
Fast Retailing Co., Ltd.	23,700	8,572,058

		11,965,446

Textiles, Apparel & Luxury Goods - 4.4%
Brunello Cucinelli SpA(b)	123,699	3,276,438
Cie Financiere Richemont SA	136,615	13,051,946
Li & Fung Ltd.	2,578,000	3,820,274
Prada SpA	667,700	5,172,437

		25,321,095

		93,260,103

Consumer Staples - 13.4%
Beverages - 2.3%
Anheuser-Busch InBev NV	124,523	13,114,180

Food & Staples Retailing - 0.5%
Tsuruha Holdings, Inc.	31,800	3,132,909

Food Products - 5.3%
Danone SA	150,256	10,615,191
Nestle SA	195,879	14,743,745
Universal Robina Corp.	1,715,716	5,444,372

		30,803,308

Household Products - 2.9%
Reckitt Benckiser Group PLC	134,345	10,963,221
Unicharm Corp.	103,400	5,517,081

		16,480,302

Tobacco - 2.4%
British American Tobacco PLC	247,538	13,809,090

		77,339,789

Health Care - 12.3%
Health Care Equipment & Supplies - 2.3%
Elekta AB - Class B(b)	256,730	3,417,711
Essilor International SA	62,490	6,306,380
Shandong Weigao Group Medical Polymer Co., Ltd. - Class H	3,160,000	3,604,824

		13,328,915

Health Care Providers & Services - 0.7%
Life Healthcare Group Holdings Ltd.	1,108,460	4,050,092

Pharmaceuticals - 9.3%
Aspen Pharmacare Holdings Ltd.	171,649	4,580,932
Bayer AG	55,780	7,553,937
Novo Nordisk A/S - Class B	206,750	9,413,797
Roche Holding AG	69,960	21,041,434
Shire PLC	114,562	5,671,425
Sun Pharmaceutical Industries Ltd.	536,350	5,174,045

		53,435,570

		70,814,577

Company	Shares	U.S. $ Value
Industrials - 11.2%
Aerospace & Defense - 2.1%
Safran SA	178,226	$12,347,422

Commercial Services & Supplies - 1.4%
Aggreko PLC	324,040	8,117,862

Machinery - 2.7%
Komatsu Ltd.	438,500	9,192,960
Melrose Industries PLC	1,241,527	6,152,755

		15,345,715

Professional Services - 3.5%
Capita PLC	624,990	11,427,921
Intertek Group PLC	170,120	8,734,217

		20,162,138

Trading Companies & Distributors - 1.5%
Wolseley PLC	152,495	8,688,740

		64,661,877

Information Technology - 10.2%
Internet Software & Services - 4.8%
Baidu, Inc. (Sponsored ADR)(a)	60,290	9,186,990
Mail.ru Group Ltd. (GDR)(a) (c)	130,240	4,618,748
Tencent Holdings Ltd.	130,300	9,094,965
Yandex NV - Class A(a)	154,110	4,652,581

		27,553,284

IT Services - 0.8%
Tata Consultancy Services Ltd.	131,810	4,722,597

Semiconductors & Semiconductor Equipment - 4.6%
ams AG	45,550	6,396,527
MediaTek, Inc.	726,000	10,746,024
Taiwan Semiconductor Manufacturing Co., Ltd.	2,479,000	9,753,735

		26,896,286

		59,172,167

Materials - 4.8%
Chemicals - 3.8%
Croda International PLC	207,850	8,839,183
Essentra PLC	190,840	2,781,264
Linde AG	51,230	10,257,605

		21,878,052

Metals & Mining - 1.0%
BHP Billiton PLC	194,440	6,004,050

		27,882,102

Energy - 3.8%
Energy Equipment & Services - 2.0%
Schlumberger Ltd.	119,507	11,651,933

Oil, Gas & Consumable Fuels - 1.8%
BG Group PLC	554,450	10,351,199

Company	Shares		U.S. $ Value
			$22,003,132

Total Common Stocks (cost $397,809,637)			565,899,687

SHORT-TERM INVESTMENTS - 2.8%
Investment Companies - 2.6%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.08%(d) (cost $14,600,706)		14,600,706	14,600,706

	Principal Amount (000)
Time Deposits - 0.2%
Bank of Tokyo-Mitsubishi UFJ, Grand Cayman
0.005%, 4/01/14	JPY	11,601	112,394
BBH, Grand Cayman
(0.10)%, 4/01/14	DKK	34	151,929
0.001%, 4/01/14	CHF	102	115,085
0.005%, 4/01/14	HKD	963	124,187
0.278%, 4/01/14	CAD	126	113,656
4.10%, 4/01/14	ZAR	614	57,749
DNB Bank, Oslo
0.10%, 4/01/14	SEK	762	117,644
Wells Fargo, Grand Cayman
0.048%, 4/01/14	GBP	138	229,362
0.076%, 4/01/14	EUR	83	115,006

Total Time Deposits (cost $1,135,085)			1,137,012

Total Investments Before Security Lending Collateral for Securities Loaned - 100.8%
(cost $413,545,428)			581,637,405

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.9%
Investment Companies - 0.9%
AllianceBernstein Exchange Reserves - Class I, 0.07%(d)
(cost $5,302,767)		5,302,767	5,302,767

Total Investments - 101.7%
(cost $418,848,195)(e)			586,940,172
Other assets less liabilities - (1.7)%			(9,648,789)

Net Assets - 100.0%			$577,291,383

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Capital, Inc.	JPY	664,903	USD	6,442	5/15/14	$(1,068)
Barclays Capital, Inc.	USD	15,419	CHF	13,656	5/15/14	33,672

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Capital, Inc.	USD	1,866	EUR	1,377	5/15/14	$31,009
BNP Paribas SA	CHF	33,105	USD	36,826	5/15/14	(633,924)
BNP Paribas SA	EUR	4,729	USD	6,558	5/15/14	43,675
BNP Paribas SA	GBP	1,405	USD	2,308	5/15/14	(33,222)
BNP Paribas SA	HKD	153,584	USD	19,796	5/15/14	(7,859)
BNP Paribas SA	USD	32,125	AUD	36,044	5/15/14	1,203,529
BNP Paribas SA	USD	25,948	CAD	28,810	5/15/14	86,166
Brown Brothers Harriman & Co.	USD	3,127	HKD	24,253	5/15/14	358
Credit Suisse International	USD	16,516	CAD	18,150	5/15/14	(114,995)
Deutsche Bank	JPY	496,449	USD	4,896	5/15/14	85,318
Deutsche Bank	USD	6,205	EUR	4,511	5/15/14	8,957
Deutsche Bank	USD	17,247	GBP	10,372	5/15/14	38,888
Deutsche Bank	USD	1,530	SEK	9,883	5/15/14	(3,717)
Goldman Sachs	USD	6,101	JPY	635,994	5/15/14	62,556
Morgan Stanley	JPY	464,373	USD	4,516	5/15/14	15,483
Morgan Stanley	USD	41,539	JPY	4,230,967	5/15/14	(537,762)
Royal Bank of Canada	CAD	1,322	USD	1,195	5/15/14	385
Royal Bank of Scotland	CHF	8,213	USD	9,046	5/15/14	(247,800)
Royal Bank of Scotland	GBP	46,139	USD	75,251	5/15/14	(1,644,317)
Standard Chartered Bank	RUB	273,106	USD	7,393	5/15/14	(293,348)
State Street Bank and Trust Co.	EUR	8,110	USD	11,148	5/15/14	(23,920)
State Street Bank and Trust Co.	USD	29,824	EUR	21,933	5/15/14	389,585
State Street Bank and Trust Co.	USD	4,216	NOK	26,200	5/15/14	152,420
State Street Bank and Trust Co.	USD	8,931	SEK	58,019	5/15/14	27,180
UBS Securities LLC	CHF	2,778	USD	3,166	5/15/14	22,100

						$(1,340,651)

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, the market value of this security amounted to $4,618,748 or 0.8% of net assets.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of March 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $181,695,809 and gross unrealized depreciation of investments was $(13,603,832), resulting in net unrealized appreciation of $168,091,977.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
DKK	-	Danish Krone
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
RUB	-	Russian Ruble
SEK	-	Swedish Krona
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non Voting Depositary Receipt

Country Breakdown *

March 31, 2014 (unaudited)

25.6%	United Kingdom
13.7%	Switzerland
8.6%	Japan
5.5%	Hong Kong
5.0%	France
4.4%	China
4.4%	Germany
4.3%	Italy
3.7%	India
3.5%	Taiwan
2.9%	South Africa
2.3%	Belgium
2.2%	Russia
2.0%	United States
9.2%	Other
2.7%	Short-Term

100.0%	Total Investments

*	All data are as of March 31, 2014. The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 1.6% or less in the following countries: Austria, Brazil, Denmark, Indonesia, Peru, Philippines, Singapore, Sweden and Thailand.

AllianceBernstein International Growth Fund

March 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2014:

Investments in Securities	Level 1		Level 2		Level 3			Total
Common Stocks:
Financials	$11,166,197		$139,599,743		$	– 0	–	$150,765,940
Consumer Discretionary	16,898,984		76,361,119			– 0	–	93,260,103
Consumer Staples	– 0	–	77,339,789			– 0	–	77,339,789
Health Care	– 0	–	70,814,577			– 0	–	70,814,577
Industrials	– 0	–	64,661,877			– 0	–	64,661,877
Information Technology	13,839,571		45,332,596			– 0	–	59,172,167
Materials	– 0	–	27,882,102			– 0	–	27,882,102
Energy	11,651,933		10,351,199			– 0	–	22,003,132
Short-Term Investments:
Investment Companies	14,600,706		– 0	–		– 0	–	14,600,706
Time Deposits	– 0	–	1,137,012			– 0	–	1,137,012
Investments of Cash Collateral for Securities Loaned in
Affiliated Money Market Fund	5,302,767		– 0	–		– 0	–	5,302,767

Total Investments in Securities	73,460,158		513,480,014			– 0	–	586,940,172
Other Financial Instruments*:
Assets
Forward Currency Exchange Contracts	– 0	–	2,201,281			– 0	–	2,201,281
Liabilities
Forward Currency Exchange Contracts	– 0	–	(3,541,932)			– 0	–	(3,541,932)

Total^	$73,460,158		$512,139,363		$	– 0	–	$585,599,521

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.

^	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Warrants			Total
Balance as of 6/30/13		$2,772,127			$2,772,127
Accrued discounts/ (premiums)		– 0	–		– 0	–
Realized gain (loss)		(459,441)			(459,441)
Change in unrealized appreciation/depreciation		781,334			781,334
Purchases		– 0	–		– 0	–
Sales		(3,094,020)			(3,094,020)
Transfers into Level 3		– 0	–		– 0	–
Transfers out of Level 3		– 0	–		– 0	–

Balance as of 3/31/14	$	– 0	–	$	– 0	–+

Net change in unrealized appreciation/depreciation from investments held as of 3/31/14	$	– 0	–	$	– 0	–

+	There were no transfers into or out of level 3 during the period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein International Growth Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	May 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	May 22, 2014

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date:	May 22, 2014